Accounts Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounts Payable [Abstract]
Schedule of Accounts Payable Represent Amounts Owned to Suppliers of Goods and Services	Accounts payable represent amounts owed to suppliers of goods and services that the Group has consumed through operations. Accounts payable consist of the following (in thousands):
	September 30,	December 31,
	2023	2022
Accounts payable	11,854	14,438
Total	11,854	14,438
Deferred income relates to income related to Green certificates from Romania that have been received but not sold. Accounts payable and deferred income consist of the following at December 31, 2022 and 2021:
	Year Ended December 31,
	2022	2021
	(in thousands)
Accounts payable	$14,438	$12,441
Deferred income	4,954	3,139
	$19,392	$15,580